Income Taxes - Schedule of Valuation Allowance (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning of year	$ 1,004,029	$ 505,871
Increase in valuation allowance	1,340,152	498,158
End of year	$ 1,340,152	$ 1,004,029